Corporate and administrative expenses (Details) - Schedule of corporate and administrative expenses - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Corporate and administrative expenses (Details) - Schedule of corporate and administrative expenses [Line Items]
Corporate and administrative expenses	$ 16,530	$ 13,340
Employee compensation [Member]
Corporate and administrative expenses (Details) - Schedule of corporate and administrative expenses [Line Items]
Corporate and administrative expenses	4,815	4,635
Stock-based Compensation [Member]
Corporate and administrative expenses (Details) - Schedule of corporate and administrative expenses [Line Items]
Corporate and administrative expenses	8,804	5,397
Professional fees [Member]
Corporate and administrative expenses (Details) - Schedule of corporate and administrative expenses [Line Items]
Corporate and administrative expenses	1,106	1,105
Other general and administrative [Member]
Corporate and administrative expenses (Details) - Schedule of corporate and administrative expenses [Line Items]
Corporate and administrative expenses	$ 1,805	$ 2,203